Securities Available for Sale	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
(2)	Securities Available for Sale

Securities available for sale are summarized as follows as of June 30:

	2012
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value

Corporate bonds	$2,821	$3	$(232)	$2,592
U.S. Government agencies	8,000	1	(13)	7,988
Mortgage-backed securities, residential	10,344	71	(5)	10,410
Collateralized mortgage obligations	20,041	145	(52)	20,134
	$41,206	$220	$(302)	$41,124

	2011
Corporate bonds	$3,000	$-	$(45)	$2,955
U.S. Government agencies	12,530	10	(20)	12,520
Mortgage-backed securities, residential	4,020	78	-	4,098
Collateralized mortgage obligations	20,199	107	(65)	20,241
	$39,749	$195	$(130)	$39,814

The scheduled maturities of securities available for sale at June 30, 2012 are as follows:

	2012
	Amortized	Fair
(In thousands)	Cost	Value
Due in less than one year	$821	$824
Due in one to five years	-	-
Due after five through ten years	2,000	1,768
Due after ten years	8,000	7,988
Mortgage-backed securities, residential	10,344	10,410
Collateralized mortgage obligations	20,041	20,134
	$41,206	$41,124

During the years ended June 30, 2012 and 2011, $12.0 million and $2.9 million in gross proceeds were received on securities sold at a gross gain of $82,000 and $161,000, respectively, using the specific identification method.

All mortgage-backed securities and collateralized mortgage obligations in the portfolio were comprised of securities issued by U.S. Government agencies.

Securities, issued by agencies of the federal government, with a carrying value of $5.6 million and $5.7 million on June 30, 2012 and June 30, 2011, respectively, were pledged to secure the Company’s federal funds accommodation. Securities, issued by agencies of the federal government, with a carrying value of $11.0 million and $19.3 million on June 30, 2012 and 2011, respectively, were pledged to secure the Company’s borrowing capacity at the Federal Reserve’s discount window.

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$825	$(175)	$943	$(57)	$1,768	$(232)
U.S. Government agencies	5,487	(13)	-	-	5,487	(13)
Mortgage-backed securities, residential	1,831	(5)	-	-	1,831	(5)
Collateralized mortgage obligations	8,156	(52)	-	-	8,156	(52)
Total Temporarily Impaired Securities	$16,299	$(245)	$943	$(57)	$17,242	$(302)

At June 30, 2012, the Company had 10 securities in an unrealized loss position. Unrealized losses detailed above relate primarily to U.S. Government agency bonds, agency collateralized mortgage obligations, and corporate bonds. The decline in fair value is considered temporary and is primarily due to interest rate fluctuations. The Company does not have the intent to sell these securities, and it is more likely than not that it will not be required to sell the securities prior to their recovery. None of the individual unrealized losses are significant. Subsequent to June 30, 2011 Standard and Poor’s Ratings Services reduced the credit rating by one notch in the U.S. sovereign rating from “AAA” to “AA+.” It similarly lowered the senior issue ratings on Fannie Mae and Freddie Mac to “AA+” from “AA.” The downgrades of Fannie Mae and Freddie Mac reflect their direct reliance on the U.S. government. Fannie Mae and Freddie Mac were placed into conservatorship in September 2008 and their ability to fund operations relies heavily on the U.S. government. The impact of the downgrades was a general lowering of market interest rates which caused the value of the related securities in the Company’s portfolio to improve in value since June 30, 2012.

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$1,954	$(45)	$-	$-	$1,954	$(45)
U.S. Government agencies	4,480	(20)	-	-	4,480	(20)
Collateralized mortgage obligations	5,956	(65)	-	-	5,956	(65)
Total Temporarily Impaired Securities	$12,390	$(130)	$-	$-	$12,390	$(130)